Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 100 Houston, TX 77046

713 626 1919 www.invesco.com
November 22, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Growth Series (Invesco Growth Series) CIK No. 0000202032
Ladies and Gentlemen:
On behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Class A, Class B, Class C, and Class Y shares of Invesco Moderate Allocation Fund;

•	Class A, Class B, Class C, Class R, Class Y, and Institutional Class shares of Invesco Growth Allocation Fund;

•	Class A, Class B, Class C, Class R, Class S, Class Y, and Institutional Class shares of Invesco Moderately Conservative Allocation Fund; and

•	Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y, and Institutional Class shares of Invesco Balanced-Risk Now Fund.
Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.7888.
Very truly yours,
/s/ Peter A. Davidson

Peter A. Davidson
Counsel